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November 30, 2017	Nathan D. Briggs T +1 202 626 3909 Nathan.Briggs@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:	PIMCO Flexible Municipal Income Fund

Ladies and Gentlemen:

We are filing today via EDGAR an Initial Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, on behalf of PIMCO Flexible Municipal Income Fund, a Massachusetts business trust.

Pursuant to Section 6 of the Securities Act, we have calculated the Registration Fees and have transmitted such fees in the amount of $124.50 to the designated lockbox at U.S. Bank in St. Louis, Missouri.

Please direct any questions or comments regarding this filing to me at (202) 626-3909 or, in my absence, to David Sullivan at (617) 951-7362. Thank you for your attention in this matter.

Very truly yours,

/s/ Nathan D. Briggs

Nathan D. Briggs

cc:	Peter G. Strelow
Joshua D. Ratner
David C. Sullivan
Wu-Kwan Kit